Parent Only Information (Details) - Variable Interest Entity, Primary Beneficiary [Member] - $ / shares	Nov. 29, 2023	Apr. 21, 2022
Parent Only Information [Line Items]
Shares consolidation		1
Ordinary share par value	$ 0.024	$ 0.002
Common Stock [Member]
Parent Only Information [Line Items]
Shares consolidation	12